Financial Instruments Carried at Fair Value - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)
Assets: Held for Trading | Fair Value Level 3 | Fair Value Level 3
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 42		€ 31
Mortgage and other asset-backed securities		91		93
Total mortgage- and other asset-backed securities		133		124
Debt securities and other debt obligations
Debt securities and other debt obligations		3,447		2,726
Corporate, sovereign and other debt securities (held for trading)		3,447		2,726
Equity securities
Equity securities		55		114
Loans
Loans		6,913		5,931
Market values from derivative financial instruments:
Interest rate derivatives				5,218
Credit derivatives				510
Equity derivatives				642
FX derivatives				995
Other derivatives				580
Non-trading financial assets mandatory at fair value through profit or loss | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		1,474
Corporate, sovereign and other debt securities (held for trading)				1,499
Equity securities
Equity securities		761		695
Loans
Loans		2,490		1,779
Assets: Designated at fair value through profit or loss | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		0		0
Equity securities
Equity securities		0		0
Loans
Loans		0		0
Financial assets at fair value through other comprehensive income | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		399		154
Loans
Loans		1,890		3,107
Assets | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		5,320		4,379
Equity securities
Equity securities		816		809
Loans
Loans		11,293		10,817
Loan commitments				0
Other financial instruments		1,172	[1]	2,208	[2]
Total non-derivative financial instruments held at fair value		18,734		18,336
Market values from derivative financial instruments:
Interest rate derivatives		3,798
Credit derivatives		556
Equity derivatives		481
FX derivatives		1,523
Other derivatives		673
Total market values from derivative financial instruments		7,030		7,945
Liabilities | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		5,503		4,537
Equity securities
Equity securities		4		0
Loans
Loans		2		93
Loan commitments		2		6
Other financial instruments		61	[3]	51	[4]
Total non-derivative financial instruments held at fair value		5,572		4,688
Market values from derivative financial instruments:
Interest rate derivatives		2,950
Credit derivatives		603
Equity derivatives		572
FX derivatives		1,561
Other derivatives	[5]	289
Total market values from derivative financial instruments		€ 5,974		€ 8,694
Bottom of range | Market comparable companies | Price, in percent
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	0.00%
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	0.00%
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	[6]	0.00%
Equity securities
Equity securities, significant unobservable input, percent	[6]	0.00%
Loans
Loans, significant unobservable input, percent	[6]	0.00%
Bottom of range | Discounted cash flow | Credit spread, in bps
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	0.0194
Mortgage and other asset-backed securities, significant unobservable input, absolute		0.0098	[6]	0.0106	[7]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	0.0005
Loans
Loans, significant unobservable input, absolute	[6]	0.0094
Loan commitments, significant unobservable input, absolute	[6]	0.0153
Bottom of range | Discounted cash flow | Recovery Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	7.00%
Loans
Loans, significant unobservable input, percent	[6]	40.00%
Loan commitments, significant unobservable input, percent	[6]	70.00%
Bottom of range | Discounted cash flow | Constant Default Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	0.00%
Bottom of range | Discounted cash flow | Constant prepayment rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	1.00%
Bottom of range | Discounted cash flow | Weighted average cost of capital, in percent
Equity securities
Equity securities, significant unobservable input, percent	[6]	9.00%
Bottom of range | Discounted cash flow | IRR, in percent
Loans
Other financial instruments, significant unobservable input, percent	[6]	7.00%
Bottom of range | Discounted cash flow | Repo Rate, in bps
Loans
Other financial instruments, significant unobservable input, absolute	[6]	0.0008
Bottom of range | Market approach | Price per net asset value, in percent
Equity securities
Equity securities, significant unobservable input, percent	[6]	0.00%
Bottom of range | Market approach | Enterprise value EBITDA, multiple
Equity securities
Equity securities, significant unobservable input, absolute	[6]	1
Bottom of range | Market approach | Enterprise value Revenue, multiple
Equity securities
Equity securities, significant unobservable input, absolute		4	[6]	1	[7]
Bottom of range | Valuation technique(s) : Loan pricing model | Utilization, in percent
Loans
Loan commitments, significant unobservable input, percent	[6]	0.00%
Top of range | Market comparable companies | Price, in percent
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	101.00%
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	105.00%
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	[6]	300.00%
Equity securities
Equity securities, significant unobservable input, percent	[6]	2500.00%
Loans
Loans, significant unobservable input, percent	[6]	300.00%
Top of range | Discounted cash flow | Credit spread, in bps
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	0.1019
Mortgage and other asset-backed securities, significant unobservable input, absolute		0.1166	[6]	0.1027	[7]
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	0.0696
Loans
Loans, significant unobservable input, absolute	[6]	0.3106
Loan commitments, significant unobservable input, absolute	[6]	0.0978
Top of range | Discounted cash flow | Recovery Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	85.00%
Loans
Loans, significant unobservable input, percent	[6]	75.00%
Loan commitments, significant unobservable input, percent	[6]	84.00%
Top of range | Discounted cash flow | Constant Default Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	4.00%
Top of range | Discounted cash flow | Constant prepayment rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[6]	37.00%
Top of range | Discounted cash flow | Weighted average cost of capital, in percent
Equity securities
Equity securities, significant unobservable input, percent	[6]	20.00%
Top of range | Discounted cash flow | IRR, in percent
Loans
Other financial instruments, significant unobservable input, percent	[6]	13.00%
Top of range | Discounted cash flow | Repo Rate, in bps
Loans
Other financial instruments, significant unobservable input, absolute	[6]	0.0285
Top of range | Market approach | Price per net asset value, in percent
Equity securities
Equity securities, significant unobservable input, percent	[6]	100.00%
Top of range | Market approach | Enterprise value EBITDA, multiple
Equity securities
Equity securities, significant unobservable input, absolute	[6]	14
Top of range | Market approach | Enterprise value Revenue, multiple
Equity securities
Equity securities, significant unobservable input, absolute		14	[6]	15	[7]
Top of range | Valuation technique(s) : Loan pricing model | Utilization, in percent
Loans
Loan commitments, significant unobservable input, percent	[6]	100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Market comparable companies | Price, in percent
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[7]			102.00%
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			107.00%
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	[7]			300.00%
Equity securities
Equity securities, significant unobservable input, percent	[7]			100.00%
Loans
Loans, significant unobservable input, percent	[7]			123.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Credit spread, in bps
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[7]			0.1486
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	[7]			0.0651
Loans
Loans, significant unobservable input, absolute	[7]			0.1621
Loan commitments, significant unobservable input, absolute	[7]			0.0954
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		0.1277	[6]	0.1148	[7]
Other derivatives, significant unobservable input, absolute		0.0568	[6]	0.0626	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Recovery Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			85.00%
Loans
Loans, significant unobservable input, percent	[7]			84.00%
Loan commitments, significant unobservable input, percent	[7]			84.00%
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		94.00%	[6]	40.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Constant Default Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			4.00%
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		11.00%	[6]	12.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Constant prepayment rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			18.00%
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		16.00%	[6]	16.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Weighted average cost of capital, in percent
Equity securities
Equity securities, significant unobservable input, percent	[7]			20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | IRR, in percent
Loans
Other financial instruments, significant unobservable input, percent	[7]			13.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Repo Rate, in bps
Loans
Other financial instruments, significant unobservable input, absolute	[7]			0.0285
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Swap Rate, in bps
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		0.3818	[6]	0.3975	[7]
FX derivatives, significant unobservable input, absolute		0.0100	[6]	0.0100	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Discounted cash flow | Inflation Swap Rate, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		8.00%	[6]	5.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Market approach | Price per net asset value, in percent
Equity securities
Equity securities, significant unobservable input, percent	[7]			100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Market approach | Enterprise value EBITDA, multiple
Equity securities
Equity securities, significant unobservable input, absolute	[7]			14
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Valuation technique(s) : Loan pricing model | Utilization, in percent
Loans
Loan commitments, significant unobservable input, percent	[7]			100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Price, in percent
Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		677.00%	[6]	75.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Inflation Volatility, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		8.00%	[6]	6.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Interest Rate Volatility, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		2.00%	[6]	3.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | IR correlation, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		95.00%	[6]	99.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Hybrid correlation, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		95.00%	[6]	55.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Credit Volatility, in percent
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	90.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Historical volatility for shares, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		101.00%	[6]	86.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Index Volatility, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		17.00%	[6]	27.00%	[7]
Other derivatives, significant unobservable input, percent		116.00%	[6]	160.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Index Correlation, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Stock Correlation, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Stock Forwards, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		5.00%	[6]	1.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Index Forwards, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		6.00%	[6]	1.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Volatility, in percent
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		57.00%	[6]	33.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Quoted volatility, in percent
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Option pricing model | Commodity Correlation, in percent
Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		98.00%	[6]	87.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top | Valuation technique(s) : Correlation pricing model | Credit correlation, in percent
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Market comparable companies | Price, in percent
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[7]			0.00%
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			0.00%
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, percent	[7]			0.00%
Equity securities
Equity securities, significant unobservable input, percent	[7]			0.00%
Loans
Loans, significant unobservable input, percent	[7]			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Credit spread, in bps
Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[7]			0.0167
Debt securities and other debt obligations
Debt securities and other debt obligations, significant unobservable input, absolute	[7]			0.0009
Loans
Loans, significant unobservable input, absolute	[7]			0.0100
Loan commitments, significant unobservable input, absolute	[7]			0.0226
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		0.0012	[6]	0.0015	[7]
Other derivatives, significant unobservable input, absolute		0.0201	[6]	0.0286	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Recovery Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			60.00%
Loans
Loans, significant unobservable input, percent	[7]			40.00%
Loan commitments, significant unobservable input, percent	[7]			40.00%
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		15.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Constant Default Rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			0.00%
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		1.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Constant prepayment rate, in percent
Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobservable input, percent	[7]			4.00%
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		2.00%	[6]	4.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Weighted average cost of capital, in percent
Equity securities
Equity securities, significant unobservable input, percent	[7]			9.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | IRR, in percent
Loans
Other financial instruments, significant unobservable input, percent	[7]			7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Repo Rate, in bps
Loans
Other financial instruments, significant unobservable input, absolute	[7]			0.0030
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Swap Rate, in bps
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		(0.0720)	[6]	(0.4176)	[7]
FX derivatives, significant unobservable input, absolute		(0.0002)	[6]	(0.0003)	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Discounted cash flow | Inflation Swap Rate, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Market approach | Price per net asset value, in percent
Equity securities
Equity securities, significant unobservable input, percent	[7]			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Market approach | Enterprise value EBITDA, multiple
Equity securities
Equity securities, significant unobservable input, absolute	[7]			5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Valuation technique(s) : Loan pricing model | Utilization, in percent
Loans
Loan commitments, significant unobservable input, percent	[7]			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Price, in percent
Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		0.00%	[6]	17.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Inflation Volatility, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Interest Rate Volatility, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | IR correlation, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(10.00%)	[6]	(10.00%)	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Hybrid correlation, in percent
Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(56.00%)	[6]	(70.00%)	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Credit Volatility, in percent
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Historical volatility for shares, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		1.00%	[6]	2.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Index Volatility, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		6.00%	[6]	9.00%	[7]
Other derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Index Correlation, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Stock Correlation, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Stock Forwards, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Index Forwards, in percent
Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Volatility, in percent
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		(9.00%)	[6]	(9.00%)	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Quoted volatility, in percent
Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Option pricing model | Commodity Correlation, in percent
Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		(22.00%)	[6]	0.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom | Valuation technique(s) : Correlation pricing model | Credit correlation, in percent
Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent			[6]	0.00%	[7]
Liabilities: Held for Trading | Fair Value Level 3 | Fair Value Level 3
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 0		€ 0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations
Debt securities and other debt obligations		19		26
Equity securities
Equity securities		4		0
Loans
Loans		2		93
Market values from derivative financial instruments:
Interest rate derivatives				5,207
Credit derivatives				562
Equity derivatives				1,201
FX derivatives				1,470
Other derivatives	[8]			254
Liabilities: Designated at fair value through profit or loss | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations
Debt securities and other debt obligations		5,484		4,512
Loans
Loans				€ 0

[1]	Other financial assets include € 157 million of other trading assets, € 1 billion of other non-trading financial assets mandatory at fair value, and € 59 million other financial assets at fair value through other comprehensive income

[2]	Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income

[3]	Other financial liabilities include € 61 million of securities sold under repurchase agreements designated at fair value
[4]	Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[7]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[8]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated